Loans and Related Allowance for Credit Losses	12 Months Ended
Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Related Allowance for Credit Losses

Note 5: Loans and Related Allowance for Credit Losses
Table 5.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include unearned income, net deferred loan fees or costs, and unamortized discounts and premiums. These amounts were less than 1% of our total loans outstanding at both December 31, 2023 and 2022.
Outstanding balances exclude accrued interest receivable on loans, except for certain revolving loans, such as credit card loans.
See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. During 2023, we reversed accrued interest receivable of $39 million for our commercial portfolio segment and $275 million for our consumer portfolio segment, compared with $29 million and $143 million, respectively, for 2022.

Table 5.1: Loans Outstanding

(in millions)	Dec 31, 2023	Dec 31, 2022
Commercial and industrial	$380,388	386,806
Commercial real estate	150,616	155,802
Lease financing	16,423	14,908
Total commercial	547,427	557,516
Residential mortgage	260,724	269,117
Credit card	52,230	46,293
Auto	47,762	53,669
Other consumer (1)	28,539	29,276
Total consumer	389,255	398,355
Total loans	$936,682	955,871
(1)Includes $18.3 billion and $19.4 billion at December 31, 2023 and 2022, respectively, of securities-based loans originated by the Wealth and Investment Management (WIM) operating segment.
Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 5.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 5.2: Non-U.S. Commercial Loans Outstanding

(in millions)	Dec 31, 2023	Dec 31, 2022
Commercial and industrial	$72,215	78,981
Commercial real estate	6,916	7,619
Lease financing	697	670
Total non-U.S. commercial loans	$79,828	87,270
Loan Concentrations
Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. Commercial and industrial loans and lease financing to borrowers in the financials except banks industry represented 16% and 15% of total loans at December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, we did not have concentrations representing 10% or more of our total loan portfolio in the commercial real estate (CRE) portfolios (real estate mortgage and real estate construction) by state or property type. Residential mortgage loans to borrowers in the state of California represented 12% of total loans at both December 31, 2023 and 2022. These California loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 4% of total loans at both December 31, 2023 and 2022. We continuously monitor changes in real estate values and underlying economic or market conditions for the geographic areas of our residential mortgage portfolio as part of our credit risk management process.
Some of our residential mortgage loans include an interest-only feature as part of the loan terms. These interest-only loans were approximately 2% of total loans at both December 31, 2023 and 2022. Substantially all of these interest-only loans at origination were considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans.
Loan Purchases, Sales, and Transfers
Table 5.3 presents the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale. The table excludes loans for which we have elected the fair value option and government insured/guaranteed residential mortgage – first lien loans because their loan activity normally does not impact the ACL.
Table 5.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2023			2022
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$1,340	306	1,646	740	5	745
Sales and net transfers (to)/from LHFS	(3,313)	(917)	(4,230)	(3,182)	(1,135)	(4,317)
Unfunded Credit Commitments
Unfunded credit commitments are legally binding agreements to lend to customers with terms covering usage of funds, contractual interest rates, expiration dates, and any required collateral. Our commercial lending commitments include, but are not limited to, (i) commitments for working capital and general corporate purposes, (ii) financing to customers who warehouse financial assets secured by real estate, consumer, or corporate loans, (iii) financing that is expected to be syndicated or replaced with other forms of long-term financing, and (iv) commercial real estate lending. We also originate multipurpose lending commitments under which commercial customers have the option to draw on the facility in one of several forms, including the issuance of letters of credit, which reduces the unfunded commitment amounts of the facility.
The maximum credit risk for these commitments will generally be lower than the contractual amount because these commitments may expire without being used or may be cancelled at the customer’s request. We may reduce or cancel lines of credit in accordance with the contracts and applicable law. Our credit risk monitoring activities include managing the amount of commitments, both to individual customers and in total, and the size and maturity structure of these commitments. We do not recognize an ACL for commitments that are unconditionally cancellable at our discretion.
We issue commercial letters of credit to assist customers in purchasing goods or services, typically for international trade. At December 31, 2023 and 2022, we had $1.1 billion and $1.8 billion, respectively, of outstanding issued commercial letters of credit. See Note 17 (Guarantees and Other Commitments) for additional information on issued standby letters of credit.
We may be a fronting bank, whereby we act as a representative for other lenders, and advance funds or provide for the issuance of letters of credit under syndicated loan or letter of credit agreements. Any advances are generally repaid in less than a week and would normally require default of both the customer and another lender to expose us to loss.
The contractual amount of our unfunded credit commitments, including unissued letters of credit, is summarized in Table 5.4. The table is presented net of commitments syndicated to others, including the fronting arrangements described above, and excludes issued letters of credit and discretionary amounts where our approval or consent is required prior to any loan funding or commitment increase.
Table 5.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2023	Dec 31, 2022
Commercial and industrial (1)	$388,043	388,504
Commercial real estate	20,851	29,518
Total commercial	408,894	418,022
Residential mortgage (2)	29,754	39,155
Credit card	156,012	145,526
Other consumer (3)	8,847	69,244
Total consumer	194,613	253,925
Total unfunded credit commitments	$603,507	671,947
(1)Effective first quarter 2023, unfunded credit commitments exclude discretionary amounts where our approval or consent is required prior to any loan funding or commitment increase. Prior period balances have been revised to conform with the current period presentation.
(2)Includes lines of credit totaling $28.6 billion and $35.5 billion as of December 31, 2023 and 2022, respectively.
(3)In fourth quarter 2023, we updated certain securities-based line of credit agreements to be discretionary, which requires our approval prior to lending. Accordingly, we removed the associated unfunded credit commitments.
Allowance for Credit Losses
Table 5.5 presents the allowance for credit losses (ACL) for loans, which consists of the allowance for loan losses and the allowance for unfunded credit commitments. The ACL for loans increased $1.5 billion from December 31, 2022, reflecting increases for commercial real estate loans, primarily office loans, as well as for increases in credit card loan balances, partially offset by a decrease for residential mortgage loans related to the adoption of ASU 2022-02.

Table 5.5: Allowance for Credit Losses for Loans

	Year ended December 31,
($ in millions)	2023	2022
Balance, beginning of period	$13,609	13,788
Cumulative effect from change in accounting policy (1)	(429)	—
Balance, beginning of period, adjusted	13,180	13,788
Provision for credit losses	5,385	1,544
Interest income on certain loans (2)	—	(108)
Loan charge-offs:
Commercial and industrial	(510)	(307)
Commercial real estate	(593)	(21)
Lease financing	(31)	(27)
Total commercial	(1,134)	(355)
Residential mortgage	(136)	(175)
Credit card	(2,009)	(1,195)
Auto	(832)	(734)
Other consumer	(485)	(407)
Total consumer	(3,462)	(2,511)
Total loan charge-offs	(4,596)	(2,866)
Loan recoveries:
Commercial and industrial	165	224
Commercial real estate	27	32
Lease financing	19	20
Total commercial	211	276
Residential mortgage	160	238
Credit card	329	344
Auto	354	312
Other consumer	72	88
Total consumer	915	982
Total loan recoveries	1,126	1,258
Net loan charge-offs	(3,470)	(1,608)
Other	(7)	(7)
Balance, end of period	$15,088	13,609
Components:
Allowance for loan losses	$14,606	12,985
Allowance for unfunded credit commitments	482	624
Allowance for credit losses	$15,088	13,609
Net loan charge-offs as a percentage of average total loans	0.37%	0.17
Allowance for loan losses as a percentage of total loans	1.56	1.36
Allowance for credit losses for loans as a percentage of total loans	1.61	1.42
(1)Represents the change in our allowance for credit losses for loans as a result of our adoption of ASU 2022–02. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Prior to the adoption of ASU 2022–02, loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognized changes in allowance attributable to the passage of time as interest income.
Table 5.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.

Table 5.6: Allowance for Credit Losses for Loans Activity by Portfolio Segment

	Year ended December 31,
	2023			2022
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$6,956	6,653	13,609	7,791	5,997	13,788
Cumulative effect from change in accounting policy (1)	27	(456)	(429)	—	—	—
Balance, beginning of period, adjusted	6,983	6,197	13,180	7,791	5,997	13,788
Provision for credit losses	2,365	3,020	5,385	(721)	2,265	1,544
Interest income on certain loans (2)	—	—	—	(29)	(79)	(108)
Loan charge-offs	(1,134)	(3,462)	(4,596)	(355)	(2,511)	(2,866)
Loan recoveries	211	915	1,126	276	982	1,258
Net loan charge-offs	(923)	(2,547)	(3,470)	(79)	(1,529)	(1,608)
Other	(13)	6	(7)	(6)	(1)	(7)
Balance, end of period	$8,412	6,676	15,088	6,956	6,653	13,609
(1)Represents the change in our allowance for credit losses for loans as a result of our adoption of ASU 2022–02. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Prior to the adoption of ASU 2022–02, loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognized changes in allowance attributable to the passage of time as interest income.
Credit Quality
We monitor credit quality by evaluating various attributes and utilize such information in our evaluation of the appropriateness of the ACL for loans. The following sections provide the credit quality indicators we most closely monitor. The credit quality indicators are generally based on information as of our financial statement date.
COMMERCIAL CREDIT QUALITY INDICATORS We manage a consistent process for assessing commercial loan credit quality. Commercial loans are generally subject to individual risk assessment using our internal borrower and collateral quality ratings, which is our primary credit quality indicator. Our ratings are aligned to regulatory definitions of pass and criticized categories with the criticized segmented among special mention, substandard, doubtful, and loss categories.
Table 5.7 provides the outstanding balances of our commercial loan portfolio by risk category and credit quality information by origination year for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified for a borrower experiencing financial difficulty. At December 31, 2023, we had $514.5 billion and $33.0 billion of pass and criticized commercial loans, respectively. Gross charge-offs by loan class are included in the following table for the year ended December 31, 2023, which we monitor as part of our credit risk management practices; however, charge-offs are not a primary credit quality indicator for our loan portfolio.
Table 5.7: Commercial Loan Categories by Risk Categories and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2023	2022	2021	2020	2019	Prior
December 31, 2023
Commercial and industrial
Pass	$40,966	38,756	21,702	7,252	10,024	8,342	239,456	348	366,846
Criticized	892	1,594	1,237	160	204	480	8,975	—	13,542
Total commercial and industrial	41,858	40,350	22,939	7,412	10,228	8,822	248,431	348	380,388
Gross charge-offs (1)	102	22	53	11	8	7	307	—	510
Commercial real estate
Pass	18,181	33,557	30,629	12,001	11,532	19,686	6,537	163	132,286
Criticized	2,572	4,091	4,597	1,822	2,748	2,141	359	—	18,330
Total commercial real estate	20,753	37,648	35,226	13,823	14,280	21,827	6,896	163	150,616
Gross charge-offs	20	107	32	134	197	103	—	—	593
Lease financing
Pass	5,593	3,846	2,400	1,182	798	1,518	—	—	15,337
Criticized	345	292	182	98	84	85	—	—	1,086
Total lease financing	5,938	4,138	2,582	1,280	882	1,603	—	—	16,423
Gross charge-offs	3	8	8	5	4	3	—	—	31
Total commercial loans	$68,549	82,136	60,747	22,515	25,390	32,252	255,327	511	547,427
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
	2022	2021	2020	2019	2018	Prior
December 31, 2022
Commercial and industrial
Pass	$61,646	31,376	11,128	13,656	3,285	5,739	247,594	842	375,266
Criticized	872	1,244	478	505	665	532	7,244	—	11,540
Total commercial and industrial	62,518	32,620	11,606	14,161	3,950	6,271	254,838	842	386,806
Commercial real estate
Pass	38,022	38,709	16,564	16,409	10,587	16,159	6,765	150	143,365
Criticized	2,785	2,794	965	2,958	1,088	1,688	159	—	12,437
Total commercial real estate	40,807	41,503	17,529	19,367	11,675	17,847	6,924	150	155,802
Lease financing
Pass	4,543	3,336	1,990	1,427	765	1,752	—	—	13,813
Criticized	330	275	190	169	94	37	—	—	1,095
Total lease financing	4,873	3,611	2,180	1,596	859	1,789	—	—	14,908
Total commercial loans	$108,198	77,734	31,315	35,124	16,484	25,907	261,762	992	557,516
(1) Includes charge-offs on overdrafts, which are generally charged-off at 60 days past due.
Table 5.8 provides days past due (DPD) information for commercial loans, which we monitor as part of our credit risk management practices; however, delinquency is not a primary credit quality indicator for commercial loans.

Table 5.8: Commercial Loan Categories by Delinquency Status

	Still accruing			Nonaccrual loans	Total commercial loans
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD
December 31, 2023
Commercial and industrial	$379,099	584	43	662	380,388
Commercial real estate	145,721	562	145	4,188	150,616
Lease financing	16,177	182	—	64	16,423
Total commercial loans	$540,997	1,328	188	4,914	547,427
December 31, 2022
Commercial and industrial	$384,164	1,313	583	746	386,806
Commercial real estate	153,877	833	134	958	155,802
Lease financing	14,623	166	—	119	14,908
Total commercial loans	$552,664	2,312	717	1,823	557,516

CONSUMER CREDIT QUALITY INDICATORS  We have various classes of consumer loans that present unique credit risks. Loan delinquency, Fair Isaac Corporation (FICO) credit scores and loan-to-value (LTV) for residential mortgage loans are the primary credit quality indicators that we monitor and utilize in our evaluation of the appropriateness of the ACL for the consumer loan portfolio segment.
Many of our loss estimation techniques used for the ACL for loans rely on delinquency-based models; therefore, delinquency is an important indicator of credit quality in the establishment of our ACL for consumer loans.
We obtain FICO scores at loan origination and the scores are generally updated at least quarterly, except in limited circumstances, including compliance with the Fair Credit Reporting Act (FCRA). FICO scores are not available for certain loan types or may not be required if we deem it unnecessary due to strong collateral and other borrower attributes.
LTV is the ratio of the outstanding loan balance divided by the property collateral value. For junior lien mortgages, we use the total combined loan balance of first and junior lien mortgages (including unused line of credit amounts). We obtain LTVs using a cascade approach which first uses values provided by automated valuation models (AVMs) for the property. If an AVM is not available, then the value is estimated using the original appraised value adjusted by the change in Home Price Index (HPI) for the property location. If an HPI is not available, the original appraised value is used. The HPI value is normally the only method considered for high value properties, generally with an original value of $1.5 million or more as of December 31, 2023, and $1.0 million or more as of December 31, 2022, as the AVM values have proven less accurate for these properties. Generally, we update LTVs on a quarterly basis. Certain loans do not have an LTV due to a lack of industry data availability and portfolios acquired from or serviced by other institutions.
Gross charge-offs by loan class are included in the following table for the year ended December 31, 2023, which we monitor as part of our credit risk management practices; however, charge-offs are not a primary credit quality indicator for our loan portfolio.
Credit quality information is provided with the year of origination for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified for a borrower experiencing financial difficulty.
Table 5.9 provides the outstanding balances of our residential mortgage loans by our primary credit quality indicators.
Table 5.9: Credit Quality Indicators for Residential Mortgage Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2023	2022	2021	2020	2019	Prior			Total
December 31, 2023
By delinquency status:
Current-29 DPD	$13,192	46,065	62,529	35,124	19,364	60,391	8,044	6,735	251,444
30-89 DPD	6	70	58	28	30	724	41	151	1,108
90+ DPD	—	18	12	8	14	327	24	201	604
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total residential mortgage	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
By updated FICO:
740+	$12,243	42,550	58,827	33,232	18,000	50,938	6,291	4,092	226,173
700-739	679	2,324	2,510	1,219	888	4,478	883	979	13,960
660-699	185	843	861	422	310	2,261	417	601	5,900
620-659	45	227	179	110	66	978	150	322	2,077
<620	11	122	100	64	46	1,245	174	464	2,226
No FICO available	35	87	122	113	98	1,542	194	629	2,820
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total residential mortgage	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
By updated LTV:
0-80%	$12,434	39,624	61,421	34,833	19,123	61,043	7,903	6,923	243,304
80.01-100%	687	6,286	1,065	232	203	207	103	114	8,897
>100% (2)	51	193	57	33	31	38	21	24	448
No LTV available	26	50	56	62	51	154	82	26	507
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total residential mortgage	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
Gross charge-offs	$—	1	—	—	2	63	4	66	136
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2022	2021	2020	2019	2018	Prior
December 31, 2022
By delinquency status:
Current-29 DPD	$48,581	65,705	37,289	20,851	6,190	61,680	11,031	6,913	258,240
30-89 DPD	65	66	32	33	21	683	58	159	1,117
90+ DPD	6	17	15	25	15	530	32	260	900
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
By updated FICO:
740+	$43,976	61,450	35,221	19,437	5,610	51,551	8,664	4,139	230,048
700-739	3,245	2,999	1,419	941	314	4,740	1,159	1,021	15,838
660-699	1,060	851	438	306	169	2,388	567	656	6,435
620-659	211	248	106	82	50	1,225	223	349	2,494
<620	59	81	44	46	28	1,323	227	466	2,274
No FICO available	101	159	108	97	55	1,666	281	701	3,168
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
By updated LTV:
0-80%	$40,869	64,613	37,145	20,744	6,155	62,593	10,923	7,188	250,230
80.01-100%	7,670	1,058	112	97	30	107	109	97	9,280
>100% (2)	48	20	13	6	3	23	28	16	157
No LTV available	65	97	66	62	38	170	61	31	590
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
(1)Government insured or guaranteed loans represent loans whose repayments are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $2.6 billion and $3.2 billion at December 31, 2023 and 2022, respectively.
(2)Reflects total loan balances with LTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV.
Table 5.10 provides the outstanding balances of our credit card loan portfolio by primary credit quality indicators.
The revolving loans converted to term loans in the credit card loan category represent credit card loans with modified terms that require payment over a specific term.
For the year ended December 31, 2023, we had gross charge-offs in the credit card portfolio of $1.9 billion for revolving loans and $100 million for revolving loans converted to term loans.
Table 5.10: Credit Quality Indicators for Credit Card Loans

	December 31, 2023			December 31, 2022
	Revolving loans	Revolving loans converted to term loans		Revolving loans	Revolving loans converted to term loans
(in millions)			Total			Total
By delinquency status:
Current-29 DPD	$50,428	350	50,778	45,131	223	45,354
30-89 DPD	660	49	709	457	27	484
90+ DPD	717	26	743	441	14	455
Total credit cards	$51,805	425	52,230	46,029	264	46,293
By updated FICO:
740+	$19,153	21	19,174	16,681	19	16,700
700-739	11,727	51	11,778	10,640	37	10,677
660-699	10,592	84	10,676	9,573	55	9,628
620-659	5,273	76	5,349	4,885	45	4,930
<620	4,861	192	5,053	4,071	107	4,178
No FICO available	199	1	200	179	1	180
Total credit cards	$51,805	425	52,230	46,029	264	46,293
Table 5.11 provides the outstanding balances of our Auto loan portfolio by primary credit quality indicators.
Table 5.11: Credit Quality Indicators for Auto Loans by Vintage

	Term loans by origination year
(in millions)	2023	2022	2021	2020	2019	Prior	Total
December 31, 2023
By delinquency status:
Current-29 DPD	$14,022	13,052	12,376	4,335	2,161	448	46,394
30-89 DPD	43	328	545	195	106	40	1,257
90+ DPD	4	34	49	14	7	3	111
Total auto	$14,069	13,414	12,970	4,544	2,274	491	47,762
By updated FICO:
740+	$9,460	6,637	5,487	1,853	963	176	24,576
700-739	2,232	1,969	1,861	701	347	68	7,178
660-699	1,405	1,745	1,729	623	295	61	5,858
620-659	572	1,162	1,228	425	195	46	3,628
<620	388	1,876	2,621	915	452	130	6,382
No FICO available	12	25	44	27	22	10	140
Total auto	$14,069	13,414	12,970	4,544	2,274	491	47,762
Gross charge-offs	$15	265	392	99	52	9	832
	Term loans by origination year
(in millions)	2022	2021	2020	2019	2018	Prior	Total
December 31, 2022
By delinquency status:
Current-29 DPD	$19,101	19,126	7,507	4,610	1,445	421	52,210
30-89 DPD	218	585	253	167	69	45	1,337
90+ DPD	23	56	22	13	4	4	122
Total auto	$19,342	19,767	7,782	4,790	1,518	470	53,669
By updated FICO:
740+	$9,361	8,233	3,193	2,146	664	166	23,763
700-739	3,090	3,033	1,287	788	238	64	8,500
660-699	2,789	2,926	1,163	641	192	58	7,769
620-659	2,021	2,156	796	421	130	47	5,571
<620	2,062	3,389	1,316	756	263	126	7,912
No FICO available	19	30	27	38	31	9	154
Total auto	$19,342	19,767	7,782	4,790	1,518	470	53,669
Table 5.12 provides the outstanding balances of our Other consumer loans portfolio by primary credit quality indicators.
Table 5.12: Credit Quality Indicators for Other Consumer Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2023	2022	2021	2020	2019	Prior			Total
December 31, 2023
By delinquency status:
Current-29 DPD	$3,273	2,132	571	167	93	61	21,988	106	28,391
30-89 DPD	24	32	9	1	1	2	17	6	92
90+ DPD	9	14	3	1	—	1	15	13	56
Total other consumer	$3,306	2,178	583	169	94	64	22,020	125	28,539
By updated FICO:
740+	$1,911	926	265	85	36	28	1,152	27	4,430
700-739	642	409	107	27	14	10	507	16	1,732
660-699	403	365	93	16	11	8	395	16	1,307
620-659	129	166	45	6	6	5	147	11	515
<620	75	152	49	8	8	6	152	17	467
No FICO available (1)	146	160	24	27	19	7	19,667	38	20,088
Total other consumer	$3,306	2,178	583	169	94	64	22,020	125	28,539
Gross charge-offs (2)	$178	158	52	9	9	6	62	11	485
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2022	2021	2020	2019	2018	Prior
December 31, 2022
By delinquency status:
Current-29 DPD	$3,718	1,184	341	240	63	83	23,431	117	29,177
30-89 DPD	17	12	2	3	1	2	14	8	59
90+ DPD	5	5	1	1	—	1	13	14	40
Total other consumer	$3,740	1,201	344	244	64	86	23,458	139	29,276
By updated FICO:
740+	$1,908	546	174	112	21	50	1,660	43	4,514
700-739	726	216	62	44	10	13	568	18	1,657
660-699	527	177	34	33	9	8	449	19	1,256
620-659	204	81	13	14	4	5	181	11	513
<620	89	64	14	16	5	5	154	18	365
No FICO available (1)	286	117	47	25	15	5	20,446	30	20,971
Total other consumer	$3,740	1,201	344	244	64	86	23,458	139	29,276
(1)Substantially all loans do not require a FICO score and are revolving securities-based loans originated by the WIM operating segment.
(2)Includes charge-offs on overdrafts, which are generally charged-off at 60 days past due.
NONACCRUAL LOANS Table 5.13 provides loans on nonaccrual status. Nonaccrual loans may have an ACL or a negative allowance for credit losses from expected recoveries of amounts previously written off.
Table 5.13: Nonaccrual Loans

	Amortized cost				Recognized interest income
	Nonaccrual loans		Nonaccrual loans without related allowance for credit losses (1)		Year ended December 31,
(in millions)	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022	2023	2022
Commercial and industrial	$662	746	149	174	17	63
Commercial real estate	4,188	958	107	134	29	54
Lease financing	64	119	10	5	—	—
Total commercial	4,914	1,823	266	313	46	117
Residential mortgage	3,192	3,611	2,047	2,316	192	211
Auto	115	153	—	—	18	26
Other consumer	35	39	—	—	4	4
Total consumer	3,342	3,803	2,047	2,316	214	241
Total nonaccrual loans	$8,256	5,626	2,313	2,629	260	358
(1)Nonaccrual loans may not have an allowance for credit losses if the loss expectations are zero given the related collateral value.
LOANS IN PROCESS OF FORECLOSURE Our recorded investment in consumer mortgage loans collateralized by residential real estate property that are in process of foreclosure was $837 million and $1.0 billion at December 31, 2023 and 2022, respectively, which included $660 million and $771 million, respectively, of loans that are government insured/guaranteed. Under the Consumer Financial Protection Bureau guidelines, we do not commence the foreclosure process on residential mortgage loans until after the loan is 120 days delinquent. Foreclosure procedures and timelines vary depending on whether the property address resides in a judicial or non-judicial state. Judicial states require the foreclosure to be processed through the state’s courts while non-judicial states are processed without court intervention. Foreclosure timelines vary according to state law.
LOANS 90 DAYS OR MORE PAST DUE AND STILL ACCRUING  Certain loans 90 days or more past due are still accruing, because they are (1) well-secured and in the process of collection or (2) residential mortgage or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due.
Table 5.14 shows loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.
Table 5.14: Loans 90 Days or More Past Due and Still Accruing

(in millions)	Dec 31, 2023	Dec 31, 2022
Total:	$3,751	4,340
Less: FHA insured/VA guaranteed (1)	2,646	3,005
Total, not government insured/guaranteed	$1,105	1,335
By segment and class, not government insured/guaranteed:
Commercial and industrial	$43	583
Commercial real estate	145	134
Total commercial	188	717
Residential mortgage	31	28
Credit card	743	455
Auto	101	111
Other consumer	42	24
Total consumer	917	618
Total, not government insured/guaranteed	$1,105	1,335
(1)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA
LOAN MODIFICATIONS TO BORROWERS EXPERIENCING FINANCIAL DIFFICULTY  We may agree to modify the contractual terms of a loan to a borrower experiencing financial difficulty.
Our commercial loan modifications may include principal forgiveness, interest rate reductions, payment delays, term extensions, or a combination of these modifications. Commercial loan term extensions have terms that vary based on the borrower’s request and are evaluated by our credit teams on an individual basis.
Our consumer loan modifications vary based upon the loan product and the modification program offered to the borrower, and may include interest rate reductions, payment delays, term extensions, principal forbearance or forgiveness, or a combination of these modifications. Generally, our consumer loan modification programs modify the loan terms to achieve payment terms that are more affordable to the borrower and, as a result, increase the likelihood of full repayment of principal and interest.
Our residential mortgage loan modification programs may offer a short-term payment deferral based upon the borrower’s demonstrated hardship, up to 12 months. If additional assistance is needed after 12 months, the borrower may request another loan modification. Modifications may also include a trial payment period of three months to determine if the borrower can perform in accordance with the proposed permanent loan modification terms. Loans in a trial payment period continue to advance through delinquency status and accrue interest according to their original terms. Loans in a trial payment period are excluded from our loan modification disclosures until the borrower has successfully completed the trial period and the loan modification is formally executed. Residential mortgage loans in a trial payment period totaled $109 million at December 31, 2023.
Credit card loan modifications result in a reduction in the credit card interest rate and may be offered on a short-term or long-term basis. A short-term interest rate reduction program reduces the borrower’s interest rate for 12 months. A long-term interest rate reduction program provides a reduction of the interest rate over a fixed five-year term. During the modification period, the borrower’s revolving charge privileges are revoked.
Auto loan modifications generally include insignificant (e.g., three months or less) payment deferrals over the loan term.
The following disclosures provide information on loan modifications granted to borrowers experiencing financial difficulty in the form of principal forgiveness, interest rate reductions, other-than-insignificant (e.g., greater than three months) payment delays, term extensions or a combination of these modifications, as well as the financial effects of these modifications, and loan performance in the twelve months following the modification. Loans that both modify and are paid off or charged-off during the period, resulting in an amortized cost balance of zero at the end of the period, are not included in the disclosures below. Additionally, where amortized cost balances are presented below, accrued interest receivable is excluded. See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Borrowers experiencing financial difficulty with modified terms mandated by a bankruptcy court are considered contractually modified loans and are included in these disclosures. These disclosures do not include loans discharged by a bankruptcy court as the only concession, which were insignificant for the year ended December 31, 2023.
Table 5.15 presents the amortized cost of modified commercial loans by class of financing receivable and by modification type.
Table 5.15: Commercial Loan Modifications

	Modification type (1)						Modifications as a % of loan class
($ in millions)	Interest rate reduction	Payment delay	Term extension	Term extension & payment delay	All other modifications and combinations	Total
Year ended December 31, 2023
Commercial and industrial	$18	25	286	100	1	430	0.11%
Commercial real estate	7	1	458	—	1	467	0.31
Total commercial	$25	26	744	100	2	897	0.17
(1)There were no principal forgiveness modifications for the year ended December 31, 2023.
Table 5.15a presents the financial effects of modifications made to commercial loans presented by class of financing receivable.
Table 5.15a: Financial Effects of Commercial Loan Modifications

	Weighted average interest rate reduction	Weighted average payments deferred (months)	Weighted average term extension (months)
Year ended December 31, 2023
Commercial and industrial	15.17%	11	15
Commercial real estate	3.50	6	24
Commercial loans that received a modification during the year ended December 31, 2023, and subsequently defaulted were insignificant. Defaults that occur on commercial modifications are reported based on a payment default definition of 90 days past due.
Table 5.15b provides past due information for modified commercial loans. For loan modifications that include a payment deferral, payment performance is not included in the table below until the loan exits the deferral period and payments resume. The table also includes the amount of gross charge-offs that occurred during the year ended December 31, 2023, inclusive of charge-offs to loans with no amortized cost remaining at period end.
Table 5.15b: Payment Performance of Commercial Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 days past due (DPD)	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2023
Commercial and industrial	$308	8	8	324	45
Commercial real estate	380	87	—	467	2
Total commercial	$688	95	8	791	47
Table 5.16 presents the amortized cost of modified consumer loans by class of financing receivable and by modification type.
Table 5.16: Consumer Loan Modifications

	Modification type
($ in millions)	Interest rate reduction	Payment delay (1)	Term extension	Interest rate reduction & term extension	Term extension & payment delay	Interest rate reduction, term extension & payment delay	All other modifications and combinations (2)	Total	Modifications as a % of loan class
Year ended December 31, 2023
Residential mortgage	$10	472	67	40	88	80	7	764	0.29%
Credit card	459	—	—	—	—	—	—	459	0.88
Auto	4	20	—	—	—	—	—	24	0.05
Other consumer	11	2	—	31	—	—	—	44	0.15
Total consumer	$484	494	67	71	88	80	7	1,291	0.33
(1)Includes residential mortgage loan modifications that defer a set amount of principal to the end of the loan term.
(2)Includes principal forgiveness and other combinations of modifications.
Table 5.16a presents the financial effects of modifications made to consumer loans by class of financing receivable.
Table 5.16a: Financial Effects of Consumer Loan Modifications (1)

	Weighted average interest rate reduction	Weighted average payments deferred (months)	Weighted average term extension (years)
Year ended December 31, 2023
Residential mortgage (2)	1.65%	5	9.8
Credit card	21.63	N/A	N/A
Auto	4.09	6	N/A
Other consumer	11.09	4	2.1
(1)Principal forgiven was insignificant for the year ended December 31, 2023.
(2)Excludes the financial effects of residential mortgage loans with a set amount of principal deferred to the end of the loan term. The weighted average period of principal deferred was 25.4 years for the year ended December 31, 2023.
Consumer loans that received a modification during the year ended December 31, 2023, and subsequently defaulted during the period totaled $280 million, and primarily related to payment delay modifications in the residential mortgage loan portfolio. Defaults that occur on consumer modifications are reported based on a payment default definition of 60 days past due.
Table 5.16b provides past due information for modified consumer loans. For loan modifications that include a payment delay, payment performance is not included in the table below until the loan exits the deferral period and payments resume. The table also includes the amount of gross charge-offs that occurred during the year ended December 31, 2023, inclusive of charge-offs to loans with no amortized cost remaining at period end.
Table 5.16b: Payment Performance of Consumer Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 days past due (DPD)	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2023
Residential mortgage (1)	$460	120	180	760	9
Credit card (2)	344	68	47	459	82
Auto	19	4	1	24	3
Other consumer	37	5	2	44	4
Total	$860	197	230	1,287	98
(1)Includes loans that were past due prior to entering a payment delay modification. Delinquency advancement is paused during the deferral period and resumes upon exit.
(2)Credit card loans that are past due at the time of the modification do not become current until they have three months of consecutive payment performance.
Commitments to lend additional funds on commercial loans modified during the year ended December 31, 2023, were $233 million, substantially all of which were in the commercial and industrial portfolio. Commitments to lend additional funds on consumer loans modified during the year ended December 31, 2023, were insignificant.
TROUBLED DEBT RESTRUCTURINGS (TDRs)  In January 2023, we adopted ASU 2022-02, which eliminated the accounting and reporting guidance for TDRs. For additional information, see Note 1 (Summary of Significant Accounting Policies). The following disclosures present TDR information for the periods ended December 31, 2022, and December 31, 2021, where applicable. When, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to a borrower that we would not otherwise consider, the related loan is classified as a TDR, the balance of which totaled $9.2 billion at December 31, 2022.We do not consider loan resolutions such as foreclosure or short sale to be a TDR.
We may require some consumer borrowers experiencing financial difficulty to make trial payments, generally for a period of three to four months according to the terms of a planned permanent modification, to determine if they can perform according to those terms. These arrangements represent trial modifications, which we classified and accounted for as TDRs through December 31, 2022, prior to the adoption of ASU 2022-02. While loans are in trial payment programs, their original terms are not considered modified and they continue to advance through delinquency status and accrue interest according to their original terms.
Commitments to lend additional funds on loans whose terms have been modified in a TDR amounted to $434 million at December 31, 2022.
Table 5.17 summarizes our TDR modifications by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and are paid off or written-off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 5.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
($ in millions)	Principal forgiveness	Interest rate reduction	Other concessions (2)	Total	Charge- offs (3)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (4)
Year ended December 31, 2022
Commercial and industrial	$24	24	349	397	—	10.69%	$24
Commercial real estate	—	12	112	124	—	0.92	12
Lease financing	—	—	2	2	—	—	—
Total commercial	24	36	463	523	—	7.51	36
Residential mortgage	1	369	1,357	1,727	6	1.61	369
Credit card	—	311	—	311	—	20.33	311
Auto	2	7	63	72	16	4.33	7
Other consumer	—	19	3	22	1	11.48	19
Trial modifications (5)	—	—	228	228	—	—	—
Total consumer	3	706	1,651	2,360	23	10.14	706
Total	$27	742	2,114	2,883	23	10.02%	$742
Year ended December 31, 2021
Commercial and industrial	$2	9	879	890	20	0.81%	$9
Commercial real estate	41	15	259	315	—	1.28	14
Lease financing	—	—	7	7	—	—	—
Total commercial	43	24	1,145	1,212	20	1.11	23
Residential mortgage	—	70	1,324	1,394	3	1.80	70
Credit card	—	106	—	106	—	19.12	106
Auto	1	4	131	136	54	3.82	4
Other consumer	—	18	1	19	—	11.83	18
Trial modifications (5)	—	—	(3)	(3)	—	—	—
Total consumer	1	198	1,453	1,652	57	12.01	198
Total	$44	222	2,598	2,864	77	10.84%	$221
(1)Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $445 million, and $737 million for the years ended December 31, 2022 and 2021, respectively.
(2)Other concessions include loans with payment (principal and/or interest) deferral, loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.
(3)Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification.
(4)Recorded investment related to interest rate reduction reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.
(5)Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.
Table 5.18 summarizes permanent modification TDRs that defaulted during the period presented within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.
Table 5.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2022	2021
Commercial and industrial	$55	132
Commercial real estate	14	34
Lease financing	—	1
Total commercial	69	167
Residential mortgage	142	13
Credit card	43	25
Auto	21	43
Other consumer	2	3
Total consumer	208	84
Total	$277	251